Financial instruments and risk management (Tables)	12 Months Ended
	Aug. 31, 2022	Aug. 31, 2021
Financial Instruments And Risk Management
Schedule of trade accounts receivable and allowance for doubtful accounts

The below table reflects the aging of the Company’s aging by invoice date of gross trade accounts receivable and allowance for doubtful accounts as of August 31, 2022:

	Current	0 - 30	31 - 60	61 - 90	91+	Total

Trade accounts receivable	6,805,057	202,359	428,098	305,056	2,010,049	9,750,619
Allowance for doubtful accounts	12,753	3,577	17,423	9,790	1,312,095	1,355,638
% Allowance		2%	4%	3%	65%	14%

The below table reflects the aging of the Company’s aging by invoice date of gross trade accounts receivable and allowance for doubtful accounts as of August 31, 2021:

	0 - 30	31 - 60	61 - 90	91+	Total

Trade accounts receivable	7,376,270	210,815	265,377	1,825,263	9,677,725
Allowance for doubtful accounts	3,000	1,500	1,500	1,078,305	1,084,305
% Allowance	0%	1%	1%	59%	11%

Schedule of funding available from operations and other sources

The Company’s policy is to seek to ensure adequate funding is available from operations and other sources, including debt and equity capital markets, as required.

	< 1 year	1-2 years
	$	$
Accounts payable	12,772,375	-
Accrued liabilities	3,756,758	-
Players liability account	47,455	-
Promissory notes payable	771,762	-
Convertible debt	2,267,367	4,983,236

The Company’s policy is to seek to ensure adequate funding is available from operations and other sources, including debt and equity capital markets, as required.

	< 1 year	1-2 years	2-5 years
	$	$	$

Accounts payable	10,403,665	-	-
Accrued liabilities	5,722,470	-	-
Players liability account	331,528	-	-
Lease obligation	222,583	364,968	-
Long-term debt	96,664	-	-
Promissory notes payable	821,948	-	-
Convertible debt	914,428	2,097,127	6,939,941

Schedule of fair value measurement

For the year ended August 31, 2022:

Carrying value at August 31, 2022	FVTPL - mandatorily measured	Amortized cost
	$	$
Financial assets:
Cash	-	8,601,706
Restricted cash	-	47,455
Accounts and other receivables	-	8,404,009
Government remittances	-	874,334
Publisher advance	1,490,648	-
Promissory notes receivable	576,528	-
Investment at FVTPL	2,629,851	-
	4,697,027	17,927,504

Engine Gaming and Media, Inc. (formerly, Engine Media Holdings, Inc.) Notes to the Consolidated Financial Statements August 31, 2022 and 2021 (Expressed in United States Dollars)

Carrying value at August 31, 2022	FVTPL - mandatorily measured	FVTPL - designated	Amortized cost
	$	$	$
Financial liabilities:
Accounts payable	-	-	12,772,375
Accrued liabilities	-	-	3,756,758
Players liability account	-	-	47,455
Long-term debt	-	-	-
Promissory notes payable	-	-	771,762
Warrant liability	49,894	-	-
Convertible debt	-	7,250,603	-
Financial liabilities	49,894	7,250,603	17,348,350

For the year ended August 31, 2021:

Carrying value at August 31, 2021	FVTPL - mandatorily measured	Amortized cost
	$	$
Financial assets:
Cash	-	15,305,996
Restricted cash	-	331,528
Accounts and other receivables	-	8,646,807
Government remittances	-	1,070,216
Publisher advance	4,534,218	-
Promissory notes receivable	-	-
Investment at FVTPL	2,629,851	-
	7,164,069	25,354,547

Carrying value at August 31, 2021	FVTPL - mandatorily measured	FVTPL - designated	Amortized cost
	$	$	$
Financial liabilities:
Accounts payable	-	-	10,403,667
Accrued liabilities	-	-	5,722,470
Players liability account	-	-	331,528
Long-term debt	-	-	96,664
Promissory notes payable	-	-	821,948
Warrant liability	4,868,703	-	-
Convertible debt	-	9,951,496	-
	4,868,703	9,951,496	17,376,277

For the year ended August 31, 2021:

Carrying value at August 31, 2021	FVTPL - mandatorily measured	FVOCI - mandatorily measured	FVOCI - designated	Amortized cost
	$	$	$	$

Financial assets:
Cash and cash equivalents	-	-	-	15,305,996
Restricted cash	-	-	-	331,528
Accounts and other receivables	-	-	-	8,646,807
Government remittances	-	-	-	1,070,216
Publisher advance	-	-	-	4,534,218
Investment at FVTPL	2,629,851	-	-	-
	2,629,851	-	-	29,888,765

Carrying value at August 31, 2021	FVTPL - mandatorily measured	FVTPL - designated	Amortized cost
	$	$	$

Financial liabilities:
Accounts payable	-	-	10,403,667
Accrued liabilities	-	-	5,722,470
Players liability account	-	-	331,528
Line of credit	-	-	-
Long-term debt	-	-	96,664
Promissory notes payable	-	-	821,948
Deferred purchase consideration	-	-	-
Warrant liability	4,868,703	-	-
Convertible debt	-	9,951,496	-
	4,868,703	9,951,496	17,376,277

Engine Gaming and Media, Inc. (formerly Engine Media Holdings, Inc.) Notes to the Consolidated Financial Statements August 31, 2021 and 2020 (Expressed in United States Dollars)

For the year ended August 31, 2020:

Carrying value at August 31, 2020	FVTPL - mandatorily measured	FVOCI - mandatorily measured	FVOCI - designated	Amortized cost
	$	$	$	$

Financial assets:
Cash and cash equivalents	-	-	-	5,243,278
Restricted cash	-	-	-	388,587
Accounts and other receivables	-	-	-	3,845,890
Government remittances	-	-	-	1,125,912
Publisher advance	-	-	-	-
Investment at FVTPL	-	-	-	-
	-	-	-	10,603,667

Carrying value at August 31, 2020	FVTPL - mandatorily measured	FVTPL - designated	Amortized cost
	$	$	$

Financial liabilities:
Accounts payable	-	-	12,455,214
Accrued liabilities	-	-	4,689,131
Players liability account	-	-	388,587
Line of credit	-	-	4,919,507
Long-term debt	-	-	230,932
Promissory notes payable	-	-	3,818,920
Deferred purchase consideration	-	-	333,503
Warrant liability	14,135,321	-	-
Convertible debt	-	10,793,459	-
	14,135,321	10,793,459	26,835,794

Schedule of hierarchy levels of fair value

A summary of instruments, with their classification in the fair value hierarchy is as follows:

	Level 1	Level 2	Level 3	Fair value as of August 31, 2022
	$	$	$	$
Warrant liability	-	49,894	-	49,894
Convertible debt	-	-	7,250,603	7,250,603
Publisher advance	-	-	1,490,648	1,490,648
Promissory notes receivable	-	-	576,528	576,528
Investment at FVTPL	-	-	2,629,851	2,629,851

	Level 1	Level 2	Level 3	Fair value as of August 31, 2021
	$	$	$	$
Warrant liability	-	4,868,703	-	4,868,703
Convertible debt	-	-	9,951,496	9,951,496
Publisher advance	-	-	4,534,218	4,534,218
Promissory notes receivable	-	-	-	-
Investment at FVTPL	-	-	2,629,851	2,629,851

A summary of instruments, with their classification in the fair value hierarchy is as follows:

	Level 1	Level 2	Level 3	Fair value as of August 31, 2021
	$	$	$	$

Warrant liability	-	4,868,703	-	4,868,703
Convertible debt	-	-	9,951,496	9,951,496
Investment at FVTPL	-		2,629,851	2,629,851

	Level 1	Level 2	Level 3	Fair value as of August 31, 2020
	$	$	$	$

Warrant liability	-	14,135,321	-	14,135,321
Convertible debt	-	-	10,793,459	10,793,459